Ivy Funds

Supplement dated April 13, 2018 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017, August 18, 2017, September 18, 2017, September 29, 2017, November 17, 2017, November 22, 2017, November 28, 2017, December 29, 2017, January 12, 2018, February 6, 2018, February 26, 2018 and April 12, 2018

Effective immediately, the following replaces the “Portfolio Managers” section for Ivy Large Cap Growth Fund on page 17:

Portfolio Manager

Bradley M. Klapmeyer, Vice President of IICO, has managed the Fund since August 2016.

Effective immediately, the following replaces the “Portfolio Manager” section for Ivy Balanced Fund on page 150:

Portfolio Managers

Matthew A. Hekman, Vice President of IICO, has managed the Fund since August 2014, and Mark G. Beischel, Senior Vice President of IICO, and Susan K. Regan, Senior Vice President of IICO, have managed the Fund since April 2018.

Effective immediately, the following replaces the first sentence of the first paragraph of the “The Management of the Funds — Portfolio Management — Ivy Balanced Fund” section on page 241 (as supplemented July 14, 2017):

Ivy Balanced Fund: Matthew A. Hekman, Mark G. Beischel and Susan K. Regan are primarily responsible for the day-to-day portfolio management of Ivy Balanced Fund.

Effective immediately, the following replaces the second paragraph of the “The Management of the Funds — Portfolio Management — Ivy Balanced Fund” section on page 242 (as supplemented July 14, 2017):

Mr. Beischel has held his Fund responsibilities since April 2018. Biographical information for Mr. Beischel is listed below under The Management of the Funds — Portfolio Management — Ivy Global Bond Fund.

Ms. Regan has held her Fund responsibilities since April 2018. Biographical information for Ms. Regan is listed below under The Management of the Funds — Portfolio Management — Ivy Limited-Term Bond Fund.

Effective immediately, the following replaces the first paragraph of the “The Management of the Funds — Portfolio Management — Ivy Large Cap Growth Fund” section on page 244:

Ivy Large Cap Growth Fund: Bradley M. Klapmeyer is primarily responsible for the day-to-day portfolio management of Ivy Large Cap Growth Fund.

Supplement	Prospectus	1